Organization and Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended		136 Months Ended	139 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	Mar. 15, 2013	Mar. 12, 2013	Jan. 22, 2013	Dec. 31, 2009	Dec. 31, 2007	Dec. 31, 2006	Jul. 01, 2006
Organization And Significant Accounting Policies [Line Items]
Percentage of ownership in issued and outstanding shares of common stock parent Company	93.70%		93.70%		93.70%	93.70%
Warrants in subsidiary Company													20,000,000
Burn rate	$ 620,000		$ 580,000
Patent costs	60,000		70,000
Common stock sold	16,325,000
Common stock sold, value	3,289,000	2,084,000	2,084,000	3,358,000	28,882,000	32,171,000
Sale of common stock and warrants	5,000,000		15,000,000
Allowance for doubtful accounts	18,000		4,000	0	4,000	18,000
Estimated useful life of property and equipment	5 years		5 years
Patents and patent licenses	2,232,000		2,083,000	1,677,000	2,083,000	2,232,000
Accumulated amortization	464,000		449,000	395,000	449,000	464,000
Period of right of return guarantee	30 days		30 days
Net deferred revenue	163,000		233,000	189,000	233,000	163,000
Non-vested stock options outstanding	6,811,745		7,969,230	11,141,598	7,969,230	6,811,745
Warrants outstanding	9,462,500		3,500,000	6,569,550	3,500,000	9,462,500
Vested stock options outstanding	15,864,448		15,407,902	11,842,841	15,407,902	15,864,448
Common stock, shares issued	112,363,815		87,388,815	80,036,315	87,388,815	112,363,815	16,325,000	5,000,000	10,125,000	484,675	1,370,000	1,350,000
Common stock value	112,000		87,000	80,000	87,000	112,000	3,289,000
Impairments on its long-lived assets			190,000	3,000
Restricted Stock
Organization And Significant Accounting Policies [Line Items]
Non-vested stock options outstanding	822,500		335,000		335,000	822,500
Cell Technology
Organization And Significant Accounting Policies [Line Items]
Percentage of revenue contributed	51.00%	51.00%	52.00%	47.00%
Skincare
Organization And Significant Accounting Policies [Line Items]
Percentage of revenue contributed	49.00%	49.00%	48.00%	53.00%
Research and Development Expense
Organization And Significant Accounting Policies [Line Items]
Amortization expense	$ 15,000	$ 17,000	$ 54,000	$ 77,000